Warrant Liabilities (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Warrant Liabilities [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares	$ 0.01
Warrants exercisable	30 days
Prior written notice of redemption	30 days
Number of trading days	20 days
Number of consecutive trading days	30 days
Warrants become exercisable and ending business days	3 days
Public Warrants [Member]
Warrant Liabilities [Line Items]
Number of shares purchased (in Shares)	1
Warrant exercise price (in Dollars per share) | $ / shares	$ 11.5
Warrants outstanding (in Shares)	5,700,000
Common Stock [Member]
Warrant Liabilities [Line Items]
Number of shares purchased (in Shares)	1
Warrant exercise price (in Dollars per share) | $ / shares	$ 11.5
Class A Common Stock [Member]
Warrant Liabilities [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 18
Public Warrants [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)	5,750,000
Private Placement [Member]
Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)	5,700,000